Fair Value Measurements - Fair Value Assets And Liabilities Measured On Recurring Basis (Details) - Mcap Acquisition Corp [Member] - USD ($)	Sep. 30, 2021	Mar. 02, 2021
Assets:
Cash and marketable securities held in Trust Account	$ 316,270,386	$ 316,250,000
Liabilities, Fair Value Disclosure [Abstract]
Fair value of warrants outstanding	23,591,000	22,818,749
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Cash and marketable securities held in Trust Account	316,270,386	316,250,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Fair value of warrants outstanding	11,385,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public Warrants
Liabilities, Fair Value Disclosure [Abstract]
Fair value of warrants outstanding		14,442,083
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement Warrants
Liabilities, Fair Value Disclosure [Abstract]
Fair value of warrants outstanding	$ 12,206,000	$ 8,376,666